                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                         November, 2007
Payment Date                                                                                                  12/17/2007
Transaction Month                                                                                                      2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                  WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                                                         -----------------   ------------------   ----------------------
Initial Pool Balance                                     $3,369,998,998.08              199,541              49.3 months

                                                           DOLLAR AMOUNT     NOTE INTEREST RATE    LEGAL FINAL MATURITY
                                                         -----------------   ------------------   ----------------------
Original Securities:
   Class A-1 Notes                                       $  771,000,000.00             5.29180%         October 15, 2008
   Class A-2a Notes                                      $  200,000,000.00               5.260%            June 15, 2010
   Class A-2b Notes                                      $  863,700,000.00   one-month LIBOR +             June 15, 2010
   Class A-3a Notes                                      $  410,500,000.00               5.150%        November 15, 2011
   Class A-3b Notes                                      $  400,000,000.00   one-month LIBOR +         November 15, 2011
   Class A-4a Notes                                      $  173,100,000.00               5.240%            July 15, 2012
   Class A-4b Notes                                      $   80,000,000.00   one-month LIBOR +             July 15, 2012
   Class B Notes                                         $   91,600,000.00               5.690%        November 15, 2012
   Class C Notes                                         $   61,000,000.00               6.330%             May 15, 2013
   Class D Notes                                         $   61,000,000.00               7.790%             May 15, 2014
                                                         -----------------
   Total                                                 $3,111,900,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                  $ 11,748,532.02

PRINCIPAL:
   Principal Collections                                                                                 $ 80,893,034.32
   Prepayments in Full                                                                                   $ 27,178,509.39
   Liquidation Proceeds                                                                                  $    281,187.24
   Recoveries                                                                                            $        400.00
                                                                                                         ---------------
      SUB TOTAL                                                                                          $108,353,130.95
                                                                                                         ---------------
COLLECTIONS                                                                                              $120,101,662.97

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                 $    600,586.48
   Purchase Amounts Related to Interest                                                                  $      1,867.65
                                                                                                         ---------------
      SUB TOTAL                                                                                          $    602,454.13

Clean-up Call                                                                                            $          0.00

Reserve Account Draw Amount                                                                              $          0.00
Net Swap Receipt - Tranche A-2b                                                                          $    103,647.84
Net Swap Receipt - Tranche A-3b                                                                          $     81,557.34
Net Swap Receipt - Tranche A-4b                                                                          $     12,489.25
                                                                                                         ---------------
AVAILABLE FUNDS                                                                                          $120,901,811.53

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                         November, 2007
Payment Date                                                                                                  12/17/2007
Transaction Month                                                                                                      2

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                            CALCULATED AMOUNT      AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                            -----------------   ---------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses            $            0.00   $          0.00   $    0.00   $    0.00   $120,901,811.53
Indenture Trustee Fees and                 $            0.00   $          0.00   $    0.00   $    0.00   $120,901,811.53
Servicing Fee                              $    2,707,315.33   $  2,707,315.33   $    0.00   $    0.00   $118,194,496.20
Net Swap Payment - Tranche A-2b            $            0.00   $          0.00   $    0.00   $    0.00   $118,194,496.20
Net Swap Payment - Tranche A-3b            $            0.00   $          0.00   $    0.00   $    0.00   $118,194,496.20
Net Swap Payment - Tranche A-4b            $            0.00   $          0.00   $    0.00   $    0.00   $118,194,496.20
Swap Termination Payment                   $            0.00   $          0.00   $    0.00   $    0.00   $118,194,496.20
Interest - Class A-1 Notes                 $    3,070,914.44   $  3,070,914.44   $    0.00   $    0.00   $115,123,581.76
Interest - Class A-2a Notes                $      876,666.67   $    876,666.67   $    0.00   $    0.00   $114,246,915.09
Interest - Class A-2b Notes                $    3,824,755.34   $  3,824,755.34   $    0.00   $    0.00   $110,422,159.75
Interest - Class A-3a Notes                $    1,761,729.17   $  1,761,729.17   $    0.00   $    0.00   $108,660,430.58
Interest - Class A-3b Notes                $    1,774,890.67   $  1,774,890.67   $    0.00   $    0.00   $106,885,539.91
Interest - Class A-4a Notes                $      755,870.00   $    755,870.00   $    0.00   $    0.00   $106,129,669.91
Interest - Class A-4b Notes                $      357,822.58   $    357,822.58   $    0.00   $    0.00   $105,771,847.33
First Priority Principal Payment           $            0.00   $          0.00   $    0.00   $    0.00   $105,771,847.33
Interest - Class B Notes                   $      434,336.67   $    434,336.67   $    0.00   $    0.00   $105,337,510.66
Second Priority Principal Payment          $   27,262,231.39   $ 27,262,231.39   $    0.00   $    0.00   $ 78,075,279.27
Interest - Class C Notes                   $      321,775.00   $    321,775.00   $    0.00   $    0.00   $ 77,753,504.27
Third Priority Principal Payment           $   61,000,000.00   $ 61,000,000.00   $    0.00   $    0.00   $ 16,753,504.27
Interest - Class D Notes                   $      395,991.67   $    395,991.67   $    0.00   $    0.00   $ 16,357,512.60
Reserve Account Deposit                    $            0.00   $          0.00   $    0.00   $    0.00   $ 16,357,512.60
Regular Principal Payment                  $  564,592,891.88   $ 16,357,512.60   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination              $            0.00   $          0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                $            0.00   $          0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor             $            0.00   $          0.00   $    0.00   $    0.00   $          0.00
                                                               ---------------
TOTAL                                                          $120,901,811.53

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment   $          0.00
                                                                      Second Priority Principal Payment  $ 27,262,231.39
                                                                      Third Priority Principal Payment   $ 61,000,000.00
                                                                      Regular Principal Payment          $ 16,357,512.60
                                                                                                         ---------------
                                                                      TOTAL                              $104,619,743.99

IV. NOTEHOLDER PAYMENTS

                       NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                      -------------------------------   ------------------------------   -------------------------------
                                        PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                           ORIGINAL                         ORIGINAL                          ORIGINAL
                          ACTUAL           BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                      ---------------   -------------   --------------   -------------   ---------------   -------------
Class A-1 Notes       $104,619,743.99   $      135.69   $ 3,070,914.44   $        3.98   $107,690,658.43   $      139.68
Class A-2a Notes      $          0.00   $        0.00   $   876,666.67   $        4.38   $    876,666.67   $        4.38
Class A-2b Notes      $          0.00   $        0.00   $ 3,824,755.34   $        4.43   $  3,824,755.34   $        4.43
Class A-3a Notes      $          0.00   $        0.00   $ 1,761,729.17   $        4.29   $  1,761,729.17   $        4.29
Class A-3b Notes      $          0.00   $        0.00   $ 1,774,890.67   $        4.44   $  1,774,890.67   $        4.44
Class A-4a Notes      $          0.00   $        0.00   $   755,870.00   $        4.37   $    755,870.00   $        4.37
Class A-4b Notes      $          0.00   $        0.00   $   357,822.58   $        4.47   $    357,822.58   $        4.47
Class B Notes         $          0.00   $        0.00   $   434,336.67   $        4.74   $    434,336.67   $        4.74
Class C Notes         $          0.00   $        0.00   $   321,775.00   $        5.28   $    321,775.00   $        5.28
Class D Notes         $          0.00   $        0.00   $   395,991.67   $        6.49   $    395,991.67   $        6.49
                      ---------------                   --------------                   ---------------
TOTAL                 $104,619,743.99                   $13,574,752.21                   $118,194,496.20

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                         November, 2007
Payment Date                                                                                                  12/17/2007
Transaction Month                                                                                                      2

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------

Class A-1 Notes                                       $  652,855,123.27     0.8467641    $  548,235,379.28    0.7110705
Class A-2a Notes                                      $  200,000,000.00     1.0000000    $  200,000,000.00    1.0000000
Class A-2b Notes                                      $  863,700,000.00     1.0000000    $  863,700,000.00    1.0000000
Class A-3a Notes                                      $  410,500,000.00     1.0000000    $  410,500,000.00    1.0000000
Class A-3b Notes                                      $  400,000,000.00     1.0000000    $  400,000,000.00    1.0000000
Class A-4a Notes                                      $  173,100,000.00     1.0000000    $  173,100,000.00    1.0000000
Class A-4b Notes                                      $   80,000,000.00     1.0000000    $   80,000,000.00    1.0000000
Class B Notes                                         $   91,600,000.00     1.0000000    $   91,600,000.00    1.0000000
Class C Notes                                         $   61,000,000.00     1.0000000    $   61,000,000.00    1.0000000
Class D Notes                                         $   61,000,000.00     1.0000000    $   61,000,000.00    1.0000000
                                                      -----------------     ---------    -----------------    ---------
TOTAL                                                 $2,993,755,123.27     0.9620345    $2,889,135,379.28    0.9284152
POOL INFORMATION
   Weighted Average APR                                                          4.346%                            4.340%
   Weighted Average Remaining Term                                               48.73                             48.10
   Number of Receivables Outstanding                                           196,207                           192,362
   Pool Balance                                                      $3,248,778,394.18                 $3,139,676,845.51
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $2,941,769,140.66                 $2,844,492,891.88
   Pool Factor                                                               0.9640295                         0.9316551

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                             $   16,849,994.99
Targeted Credit Enhancement Amount                                                                     $   31,396,768.46
Yield Supplement Overcollateralization Amount                                                          $  295,183,953.63
Targeted Overcollateralization Amount                                                                  $  309,730,727.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                             $  250,541,466.23


VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account                                                                              $   16,849,994.99
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   16,849,994.99
Change in Reserve Account                                                                              $            0.00
Specified Reserve  Balance                                                                             $   16,849,994.99

FORD CREDIT AUTO OWNER TRUST 2007-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                         November, 2007
Payment Date                                                                                                  12/17/2007
Transaction Month                                                                                                      2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                          # OF RECEIVABLES      AMOUNT
                                                                                          ----------------   -----------
Realized Loss                                                                                          395   $148,231.24
(Recoveries)                                                                                             1   $    400.00
                                                                                                             -----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $147,831.24
Cumulative Net Losses Last Collection                                                                        $  6,086.76
                                                                                                             -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $153,918.00
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool
   Balance (annualized)                                                                                             0.05%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL BALANCE   # OF RECEIVABLES       AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           0.74%             1,218   $23,263,694.22
61-90 Days Delinquent                                                           0.06%                90   $ 1,921,351.16
91-120 Days Delinquent                                                          0.00%                 3   $    57,463.56
Over 120 Days Delinquent                                                        0.00%                 0   $         0.00
                                                                                ----              -----   -------------

TOTAL DELINQUENT RECEIVABLES                                                    0.80%             1,311   $25,242,508.94

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                 58   $ 1,363,474.18
Total Repossesed Inventory                                                                           63   $ 1,527,122.11

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0022%
Current Collection Period                                                                                         0.0555%
Three Month Average                                                                                               0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0061%
Current Collection Period                                                                                         0.0483%
Three Month Average                                                                                               0.0000%